UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-10473

Advantage Advisers Multi-Sector Fund I
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166
(Address of principal executive offices) (Zip code)

Thomas A. DeCapo
Skadden, Arps, Slate, Meagher & Flom LLP
One Beacon Street
Boston, MA 02109
(Name and address of agent for service)

registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers Multi-Sector Fund I

Financial Statements
(Unaudited)

Six Months Ended
March 31, 2009

Contents

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3
Notes to Financial Statements	4
Schedule of Portfolio Investments	16
Schedule of Securities Sold, Not Yet Purchased	28
Schedule of Written Options	39
Schedule of Swap Contracts	40
Supplemental Information	45

Advantage Advisers Multi-Sector Fund I

Statement of Assets and Liabilities

March 31, 2009
(Unaudited)
Assets

Investments in securities, at market value (cost - $32,765,519)	$29,414,573
Cash and cash equivalents	16,122,975
Due from broker (including Australian Dollars of $4,436, with a cost of $4,088;
Euros of $7,788, with a cost of $7,805; Hong Kong Dollars of $231,615, with a
cost of $231,593; Swedish Kronor of $2,052, with a cost of $2,470)	16,030,032
Receivable for investment securities sold	2,440,285
Dividends receivable	50,611
Interest receivable	9,364
Other assets	52,194
Total assets	64,120,034

Liabilities

Securities sold, not yet purchased, at market value (proceeds - $18,408,532)	16,878,122
Due to Broker (including Swiss Francs of $2,627 with a cost of $2,873;
British Pounds of $1, with a cost of $1; Singapore Dollars of $37,766, with a cost of $37,996;
Japanese Yen of $73,224, with a cost of $74,105)	113,618
Written options, at market value (premiums - $51,715)	54,279
Payable for investment securities purchased	1,218,082
Advisory fees payable	72,004
Dividends payable on securities sold, not yet purchased	54,544
Net unrealized depreciation on swap contracts	27,729
Custody fees payable	36,349
Administration fees payable	19,555
Accrued expenses	137,753
Total liabilities	18,612,035
Net Assets	$45,507,999

Net assets

Represented by:
Shares of beneficial interest - $0.001 par value; unlimited shares authorized;
2,742,651 shares issued and outstanding	$2,742
Additional paid-in-capital	56,970,167
Accumulated net investment loss	(919,931)
Accumulated net realized loss from investment transactions	(8,700,018)
Net unrealized depreciation of investments, foreign currency, and swap transactions	(1,844,961)
Net Assets	$45,507,999

Net asset value per share	$16.59

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

 Statement of Operations

Six Months Ended
March 31, 2009
(Unaudited)
Investment Income
Dividends (net of foreign withholding tax of $321)	$421,594
Interest	73,599
Other income	2,344
Total investment income	497,537

Expenses
Advisory fees	285,524
Dividends on securities sold, not yet purchased	238,349
Legal fees	147,065
Stock loan interest expense	141,743
Custody fees	137,464
Audit and tax fees	100,874
Administration fees	60,964
Shareholder servicing fees	56,916
Trustees’ fees	32,411
Printing fees	29,915
Insurance expense	20,966
Transfer agent fees	8,882
Interest expense	5,090
Miscellaneous expense	42,385
Total expenses	1,308,548
Net investment loss	(811,011)

Realized gain/(loss) and unrealized appreciation/depreciation on investments, foreign currency transactions and swap contracts

Realized gain/(loss) on investments, foreign currency transactions and swap contracts
Investment securities	(10,284,300)
Purchased options	(151,449)
Securities sold, not yet purchased	4,302,673
Written options	(66,011)
Foreign currency transactions	125,187
Swap contracts	(155,193)
Net realized gain/(loss) on investments, foreign currency transactions
and swap contracts	(6,229,093)

Net change in unrealized appreciation/depreciation on investments and foreign currency
transactions	6,181,397

Net change in unrealized appreciation/depreciation on swap contracts	50,868

Net realized gain/(loss) and unrealized appreciation/depreciation from investments, foreign
currency transactions and swap contracts	3,172

Net decrease in net assets resulting from operations	$(807,839)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2009	Year Ended
	(Unaudited)	September 30, 2008
From operations:

Net investment loss	$(811,011)	$(1,156,722)
Net realized gain/(loss) on investments,
foreign currency transactions and swap contracts	(6,229,093)	8,198,926
Net change in unrealized appreciation/depreciation on investments,
foreign currency transactions and swap contracts	6,232,265	(12,238,090)

Net decrease in net assets resulting
from operations	(807,839)	(5,195,886)

Distributions to shareholders:
Realized short-term capital gains ($1.590 and $5.314
per share, respectively)	(4,007,469)	(11,724,440)
Realized long-term capital gains ($0.00 and $1.962
per share, respectively)	-	(4,331,945)

Net decrease in net assets resulting from distributions
to shareholders	(4,007,469)	(16,056,385)

From beneficial interest transactions:

Net proceeds from sale of shares	1,995,082	3,085,140
Reinvestment of distributions	3,882,372	15,507,085
Cost of shares repurchased	(3,766,296)	(11,843,200)

Net increase in net assets from beneficial
interest transactions	2,111,158	6,749,025

Net decrease in net assets	(2,704,150)	(14,503,246)

Net assets at beginning of period	48,212,149	62,715,395

Net assets at end of period	$45,507,999	$48,212,149

Undistributed Investment Loss	$(919,931)	$(108,920)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited)

1.	Organization

Advantage Advisers Multi-Sector Fund I (the “Fund”) was organized in the State of Delaware on August 14, 2001 and is registered as a closed-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Fund commenced operations on March 27, 2002. Advantage Advisers, L.L.C. (the “Investment Adviser”), a Delaware limited liability company ultimately controlled by Oppenheimer Asset Management Inc. (“OAM”), is responsible for the Fund’s investment activities pursuant to an investment advisory agreement with the Fund. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as trustees of the Fund (collectively the “Board” and each member a “Trustee”).

The Fund’s investment objective is to seek capital appreciation while managing risk through the use of a multi-strategy hedged equity investment program. The term “hedged equity,” when used in this context, means the use by the Sub-Investment Advisers (as defined below) of long and short positions in equity securities and other securities having equity characteristics, put and call options, and other special investment techniques including the use of swaps, swaptions, forward contracts, security index options and leverage in order to maximize the potential for capital appreciation and to attempt to preserve capital and, where possible, to profit from adverse or volatile market conditions. The Fund pursues this objective by investing primarily in securities of issuers in three sectors, which are banking/financial services, healthcare/biotechnology and technology. Until otherwise determined by the Fund’s Board, the Fund pursues its investment program by allocating its net assets among three separate investment accounts (each, a “Separate Investment Account”). Each Separate Investment Account is managed by one or more investment professionals associated with various investment management firms (each, a “Sub-Investment Adviser”). At March 31, 2009, the Separate Investment Accounts are managed by KBW Asset Management, Inc., Eden Capital Management Partners L.P. and Alkeon Capital Management, LLC.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“the shares”) at $0.001 par value. Shares are made available through Oppenheimer & Co. Inc. (“Oppenheimer”) as principal distributor, on a best efforts basis, subject to various conditions. The minimum initial investment is $25,000. Investors will be subject to a sales charge of up to 5.00% of the offering price, subject to volume discounts. For the six months ended March 31, 2009, Oppenheimer received $19,595 from sales charges. Sales charges may be waived for fee based accounts. On a daily basis, the Fund makes additional sales of its shares at their net asset value plus applicable sales charges, to investors who are qualified to invest in the Fund (i.e., “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940). The minimum additional investment is $1,000 for investors that are shareholders of the Fund and will include the applicable sales charges. To provide investors with a degree of liquidity, the Fund makes quarterly offers to repurchase its shares. Repurchase offers are limited to 5% to 25% of the Fund’s outstanding shares at the Board’s discretion.

The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund’s investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business, other than the Fund’s fundamental investment policies, which can only be changed by a vote of the shareholders. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus.

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Revenue Recognition

Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures summarized below under the supervision of the Board.

Domestic exchange traded securities (other than options and those securities traded on NASDAQ) are valued at their last sale prices as reported on the exchanges where those securities are traded. NASDAQ listed securities are valued at the NASDAQ official closing price. If no sales of those securities are reported on a particular day, the securities are valued based upon their bid prices for securities held long, or their ask prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices for securities held long or ask prices for securities sold, not yet purchased as reported by that exchange. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of securities and other assets are determined in good faith by the Investment Adviser under the supervision of the Board.

Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Investment Adviser monitors the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost which approximates fair value.

If in the view of the Investment Adviser, the bid price of a listed option or debt security (or ask price in the case of any such securities sold, not yet purchased) does not fairly reflect the fair value of the security, the Investment Adviser may value the security at fair value in good faith and under the supervision of the Board. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time as of which determination of values or exchange rates are made and the time as of which the net asset value of the Fund is determined. When an event materially affects the values of securities held by the Fund or its liabilities, such securities and liabilities are fair valued as determined in good faith by the Investment Adviser or under the supervision of the Board.

Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Investment Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Investment Adviser and the valuation method used by the Investment Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Investment Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Value of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund adopted FAS 157 as of October 1, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments at fair value.

		Securities Sold,		Other
	Investments	Not Yet	Written	Financial
Valuation Inputs	in Securities	Purchased	Options	Instruments*
Level 1—Quoted Prices	$29,414,573	$(16,878,122)	$(54,279)	$-
Level 2—Other Significant Observable Inputs	-	-	-	(27,729)
Level 3—Other Significant Unobservable Inputs	-	-	-	-
Total	$29,414,573	$(16,878,122)	$(54,279)	$(27,729)
____________________
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

c. Cash & Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2009, $15,097,048 in cash equivalents were held in a PNC Bank Money Market Account and $1,025,927 were held in a Morgan Stanley Money Market Account.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

e. Income Taxes (continued)

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund’s tax positions for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. Each of the tax years in the four-year period ended September 30, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

3.	Advisory Fees

The Fund’s Investment Advisory Agreement provides that in consideration for the Investment Adviser providing certain management services and for certain administrative services, the Fund pays an advisory fee to the Investment Adviser at the annual rate of 1.25% of the Fund’s average daily net assets, which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s net assets and has the effect of reducing the net asset value of the Fund. The Investment Adviser pays a fee to each Sub-Investment Adviser for services provided by each Sub-Investment Adviser computed at the annual rate of 0.25% of the average daily net assets of each Sub-Investment Adviser’s Separate Investment Account. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, is entitled to share in the Investment Adviser’s profits, including advisory fees paid to the Investment Adviser.

4.	Incentive Fees

The Fund may pay Incentive Fees to the Investment Adviser at the end of each fiscal period. Incentive Fees are payable to the Investment Adviser from the Fund (out of assets allocated to the Separate Investment Account) based on the independent investment performance of each Separate Investment Account for the fiscal period. The Investment Adviser may be paid an Incentive Fee equal to 20% of each Separate Investment Account’s net profit, which is equal to the net realized and unrealized gains or losses and net investment income or loss of the Separate Investment Account for the fiscal period subject to reduction for prior period realized and unrealized losses and net investment loss of the Separate Investment Account that have not previously been offset against its profits. For the six months ended March 31, 2009, the Investment Adviser was not entitled to an incentive fee. The Investment Adviser is under no obligation to repay any Incentive Fee or portion thereof previously paid to it by the Fund. Thus, the payment of an Incentive Fee with respect to a Separate Investment Account for a fiscal period will not be reversed by the subsequent decline in assets of that Separate Investment Account in any subsequent fiscal period. The Fund calculates

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

4.	Incentive Fees (continued)

and accrues Incentive Fees daily based on each Separate Investment Account’s investment performance. The Fund’s net asset value is reduced or increased each day to reflect these calculations. For purposes of calculating the Incentive Fee, expenses of the Fund that are not specifically attributable to any Separate Investment Account are allocated one third to each Separate Investment Account when incurred. Each Sub-Investment Adviser, as a non-managing member of the Investment Adviser, may be entitled to share in the Investment Adviser’s profits, including Incentive Fees of the Investment Adviser.

5.	Due to/from Broker

Due to/from broker consists of U.S. dollar, foreign currency cash balances, and margin debt held at the Fund’s prime broker (Morgan Stanley & Co., Inc.). Cash and security positions are held as collateral against margin obligations of $161,762. The Fund is charged interest on cash it borrows at agreed upon rates with its prime broker.

6.	Shareholder Servicing Fee

The Fund pays compensation (“Shareholder Servicing Fees”) to selected brokers and dealers, including Oppenheimer, that maintain shares for their customers in accordance with the terms of the several selling and servicing agreements between Oppenheimer and the brokers and dealers for the provisions of shareholder services. Shareholder Servicing Fees are payable quarterly at an annual rate of 0.25% of the average daily net asset value of outstanding shares held by the brokers and dealers for their customers.

Shareholder Servicing Fees during the six months ended March 31, 2009, amounted to $56,916, of which $15,987 was earned by Oppenheimer. At March 31, 2009, $30,280 remains payable, of which $7,978 is due to Oppenheimer, and is included in the accompanying statement of assets and liabilities.

7.	Administration Fee

PNC Global Investment Servicing Inc. (“PNC”), and its affiliates provide transfer agency, administration, custodial, accounting and investor services to the Fund which are in addition to the services provided by the Investment Adviser, as described above. In consideration for these services, the Fund pays PNC an administration fee of 0.10% of the Fund’s first $200 million of average daily net assets, subject to an annual minimum fee of $100,000.

8.	Indemnifications and Financial Guarantees

In the normal course of trading activities, the Fund trades and holds certain fair-valued derivative contracts, which constitutes guarantees under FASB Interpretation 45, “Guarantors’Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” Such contracts include written put options, where the Fund would be obligated to purchase securities at specified prices, i.e. the options are exercised by the counterparties. The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. At March 31, 2009, the Fund had no written put option contracts.

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

8.	Indemnifications and Financial Guarantees (continued)

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

9.	New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

10.	Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended March 31, 2009, amounted to $99,081,394 and $97,524,291 respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended March 31, 2009, amounted to $51,284,535 and $56,108,470 respectively.

For the six months ended March 31, 2009, Oppenheimer earned $5,854 in brokerage commissions from portfolio transactions executed on behalf of the Fund. In addition, for the six months ended March 31, 2009, Mainsail Group, LLC, and Keefe Bruyette & Woods, Inc., both broker affiliates of Sub-Investment Advisers to the Fund, earned $19,856 and $9,021, respectively, in brokerage commissions from portfolio transactions executed on behalf of the Fund.

11.	Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended	For the Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
Shares at beginning of year	2,601,871	2,268,000
Shares sold	122,414	150,748
Shares reinvested	241,892	759,779
Shares repurchased	(223,526)	(576,656)
Net increase (decrease)	140,780	333,871
Shares at end of year	2,742,651	2,601,871

As of March 31, 2009, the Investment Adviser owned 5,937 shares of the Fund.

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

12.	Leverage; Borrowing

The Fund is authorized to borrow money for investment purposes and to meet repurchase requests. To the extent that the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage was employed. If the Fund’s investments decline in value, the loss will be magnified if the Fund has borrowed money to make investments.

The Act provides that the Fund may not borrow for any purpose if, immediately after doing so, it will have an “asset coverage” of less than 300%. This could prevent the Fund from borrowing to fund the repurchase of shares. For this purpose, an “asset coverage” of 300% means that the Fund’s total assets equal 300% of the total outstanding principal balance of indebtedness. The Fund also may be forced to sell investments on unfavorable terms if market fluctuations or other factors reduce its asset level below what is required by the Act or the Fund’s borrowing arrangements. For the year ended March 31, 2009, the average daily amount of such borrowings was $557,445, and the daily weighted average annualized interest rate was 1.82%.

13.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments may include forward contracts, swaps, swaptions, security index options, options, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets and liabilities.

The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash deposits.

Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Fund’s ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets and liabilities. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker. The Fund pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

13.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked to market based on the Fund’s valuation procedures that are outlined in Section 2a of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities. The unrealized appreciation/depreciation, rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

The Fund may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as common stock.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or index underlying the written option. The exercising of a written option by a counterparty could result in the Fund buying or selling a security at a price different from the current market value.

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

13.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk (continued)

For the six months ended March 31, 2009, transactions in written options were as follows:

	Call Options		Put Options
	Number		Number
	of Contracts	Premium	of Contracts	Premium
Beginning balance	0	$0	0	$0
Options written	1,891	81,299	158	12,792
Options expired	(150)	(26,536)	(76)	(4,674)
Options exercised	(24)	(3,048)	0	0
Options closed	0	0	(82)	(8,118)
Options outstanding at
March 31, 2009	1,717	$51,715	0	$0

14.	Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

During the fiscal year ended September 30, 2008, the Fund reduced accumulated net investment loss by $1,060,099, accumulated net realized gain by $1,054,160 and paid-in-capital by $5,939. These reclassifications were a result of permanent tax differences relating to a net operating loss, disallowed expenses, dividend expense, foreign currency and swap gains (losses) and investments in partnerships. Net assets were not affected by these reclassifications.

At September 30, 2008, the distributable earnings on a tax basis were $4,007,469 of ordinary income.

During the fiscal year ended September 30, 2008, the tax character of dividends paid by the Fund was $11,724,440 ordinary income and $4,331,945 long term capital gains. During the fiscal year ended September 30, 2007, the tax character of dividends paid by the Fund was $2,880,071 ordinary income and $4,762,003 long term capital gains. Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal tax purposes.

In addition, under the provisions of the Internal Revenue Code, the Fund elected to treat $187,517 of foreign currency losses and $449,097 of capital losses incurred during the period November 1, 2007 to September 30, 2008 as having been incurred in the following fiscal year.

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (continued)

15.	Financial Highlights

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2009	September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)	2008	2007	2006	2005	2004
Net asset value per share, beginning of period	$18.53	$27.65	$25.18	$26.21	$24.43	$25.92
Income from investment operations (a):
Net investment loss	(0.30)	(0.42)	(1.80)	(0.62)	(0.81)	(0.72)
Net realized gain/(loss) and unrealized
appreciation/depreciation from
investments, foreign currency
transactions and swap contracts	(0.05)	(1.42)	7.48	1.78	3.75	0.40
Total income (loss) from
investment operations	(0.35)	(1.84)	5.68	1.16	2.94	(0.32)
Distributions to shareholders:
Realized capital gains	(1.59)	(7.28)	(3.21)	(2.19)	(1.16)	(1.17)
Total distributions to shareholders	(1.59)	(7.28)	(3.21)	(2.19)	(1.16)	(1.17)
Net asset value per share, end of period	$16.59	$18.53	$27.65	$25.18	$26.21	$24.43
Total return — gross (b) (c)	(1.60% )	(9.03% )	31.45%	6.21%	14.47%	(0.91% )
Total return — net (b) (c)	(1.60% )	(9.08% )	24.83%	4.61%	12.25%	(1.51% )
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	$45,508	$48,212	$62,715	$70,719	$84,507	$115,856
Ratio of expenses to average net assets (d)	2.86%	4.47%	9.50%	5.12%	4.96%	3.68%
Ratio of expenses without incentive fee
to average net assets (d)	2.86%	4.44%	4.24%	3.69%	3.30%	3.11%
Ratio of incentive fee to average
net assets (d)	0.00%	0.03%	5.27%	1.40%	1.66%	0.57%
Ratio of net investment loss to average
net assets	(1.78% )	(1.97% )	(7.07% )	(2.46% )	(3.26% )	(2.80% )
Portfolio turnover (c)	295%	462%	390%	276%	212%	193%
Average debt ratio	1.22%	0.54%	1.65%	0.36%	0.09%	0.32%
____________________

(a)	Per share amounts presented are based on average shares outstanding throughout the periods indicated.

(b)

Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Non-annualized for periods less than one year.

(d)	Annualized for periods of less than one year. The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital contributions.

Advantage Advisers Multi-Sector Fund I
Notes to Financial Statements — March 31, 2009 (Unaudited) (concluded)

16.	Subsequent Events

Subsequent to March 31, 2009 and through May 12, 2009, there were additional subscriptions of $341,141.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments

(Unaudited)

			March 31, 2009
Shares			Value
	Investments in Securities — 64.64%
	Common Stock — 61.19%
	United States — 47.35%
	Agricultural Chemicals — 0.34%
1,840	Monsanto Co.*	(a)	$152,904
	Commercial Banks – Central U.S. — 0.25%
14,800	Citizens Funding Trust 7.50%		111,000
	Commercial Banks – Eastern U.S. — 0.67%
24,100	First State Bank *		48,200
33,000	State Bancorp, Inc.		254,100
			302,300
	Commercial Services — 0.40%
8,480	Quanta Services, Inc.*		181,896
	Computers — 2.28%
7,350	Apple, Inc.*	(a)	772,632
8,290	Hewlett-Packard Co.	(a)	265,777
			1,038,409
	Computers – Memory Devices — 2.41%
2,700	NetApp, Inc.*		40,068
30,680	SanDisk Corp.*		388,102
34,590	Western Digital Corp.*		668,971
			1,097,141
	Computers – Peripheral Equipment — 0.15%
2,560	Synaptics, Inc.	(a)	68,506
	Diagnostic Equipment — 0.03%
1,880	Cepheid, Inc.*		12,972
	Drug Delivery Systems — 0.01%
2,941	Penwest Pharmaceuticals Co.*		4,823

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

			March 31, 2009
Shares			Value
	Common Stock — (continued)
	United States — (continued)
	E-Commerce / Products — 0.36%
2,240	Amazon.com, Inc.*		$164,506
	E-Commerce / Services — 1.59%
9,190	Priceline.com, Inc.*		723,988
	Electric – Integrated — 0.85%
7,580	FPL Group,Inc.		384,533
	Electronic Components – Miscellaneous — 0.35%
12,010	AVX Corp.		109,051
14,920	Vishay Intertechnology, Inc.*		51,921
			160,972
	Electronic Components – Semiconductors — 1.70%
17,570	MEMC Electronic Materials, Inc.*	(a)	289,729
48,450	Micron Technology, Inc.*		196,707
4,170	Monolithic Power Systems, Inc.*		64,635
13,464	Texas Instruments, Inc.		222,291
			773,362
	Energy – Alternate Sources — 0.95%
3,270	First Solar, Inc.*	(a)	433,929
	Engineering / R&D Services — 1.33%
13,210	Shaw Group, Inc.*		362,086
6,060	URS Corp.*		244,885
			606,971
	Enterprise Software / Services — 1.14%
5,560	BMC Software, Inc.*		183,480
11,760	Informatica Corp.*	(a)	155,938
15,570	Lawson Software, Inc.*	(a)	66,172

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

			March 31, 2009
Shares			Value
	Common Stock — (continued)
	United States — (continued)
	Enterprise Software / Services — (continued)
9,720	Taleo Corp., Class A*	(a)	$114,890
			520,480
	Entertainment Software — 0.12%
3,010	Electronic Arts, Inc.*		54,752
	Fiduciary Banks — 1.59%
11,830	Bank of New York Mellon Corp.	(a)	334,198
6,520	Northern Trust Corp.		390,026
			724,224
	Finance – Commercial — 0.59%
31,000	CIT Group, Inc.		88,350
77,700	NewStar Financial, Inc.*	(a)	180,264
			268,614
	Finance – Consumer Loans — 0.43%
39,300	SLM Corp.*		194,535
	Finance – Investment Banker / Broker — 0.04%
4,600	FBR Capital Markets Corp.*	(a)	15,134
23,500	Friedman, Billings, Ramsey Group, Inc., Class A*		4,700
			19,834
	Industrial Audio & Video Production — 0.31%
4,180	Dolby Laboratories, Inc., Class A*	(a)	142,580
	Instruments – Scientific — 0.18%
2,143	Waters Corp.*		79,184
	Investment Companies — 0.58%
70,800	PennantPark Investment Corp.	(a)	265,500
	Medical – Biomedical / Genetics — 0.29%
2,880	Gilead Sciences, Inc.*	(a)	133,402

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

			March 31, 2009
Shares			Value
	Common Stock — (continued)
	United States — (continued)
	Medical – Drugs — 0.00%
120	Ligand Pharmaceuticals, Inc., Class B*		$357
	Medical Labs & Testing Service — 0.71%
9,000	Covance, Inc.*		320,670
	Medical – Wholesale Drug Distribution — 0.76%
10,637	AmerisourceBergen Corp.		347,404
	Medical Instruments — 0.71%
6,359	Beckman Coulter, Inc.		324,373
	Medical Products — 0.96%
12,000	Zimmer Holdings, Inc.*		438,000
	Metal – Copper — 0.36%
4,294	Freeport-McMoRan Copper & Gold, Inc. Class B		163,644
	Networking Products — 0.58%
18,090	Atheros Communications, Inc.*	(a)	265,199
	Pharmacy Services — 1.08%
10,607	Express Scripts, Inc.*		489,725
	Precious Metals — 1.20%
14,784	Market Vectors Gold Miner		545,234
	Real Estate Operations / Development — 1.36%
12,000	Brookfield Asset Management, Inc., Class A		165,360
39,700	Hilltop Holdings, Inc.*		452,580
			617,940
	Registered Investment Company — 0.14%
4,140	United States Natural Gas Fund LP*		62,928
	Reinsurance — 2.04%
9,700	Aspen Insurance Holdings, Ltd.		217,862
7,300	Endurance Specialty Holdings, Ltd.		182,062

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

			March 31, 2009
Shares			Value
	Common Stock — (continued)
	United States — (continued)
	Reinsurance — (continued)
2,800	Everest Re Group, Ltd.		$198,240
5,300	PartnerRe, Ltd.		328,971
			927,135
	REITS – Mortgage — 3.65%
24,540	Annaly Capital Management, Inc.	(a)	340,370
23,500	Capstead Mortgage Corp.	(a)	252,390
83,200	Chimera Investment Corp.		279,552
12,000	Hatteras Financial Corp.		299,880
34,700	MFA Financial, Inc.		204,036
76,800	New York Mortgage Trust, Inc.		286,464
			1,662,692
	Retail – Consumer Electronics — 0.54%
6,450	Best Buy Co., Inc.		244,842
	Retail – Discount — 0.92%
7,020	Dollar Tree, Inc.*		312,741
2,040	Wal-Mart Stores, Inc.		106,284
			419,025
	Retail – Drug Stores — 1.31%
23,000	Walgreen Co.		597,080
	S & L / Thrifts – Eastern U.S. — 3.51%
30,000	Abington Bancorp, Inc.		248,400
31,000	Cape Bancorp, Inc.*		217,930
15,300	Danvers Bancorp, Inc.		211,293
9,300	ESSA Bancorp, Inc.*		123,783
20,500	Hudson City Bancorp, Inc.		239,645
16,300	Meridian Interstate Bancorp, Inc.		137,246

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

			March 31, 2009
Shares			Value
	Common Stock — (continued)
	United States — (continued)
	S & L / Thrifts – Eastern U.S. — (continued)
14,900	United Financial Bancorp, Inc.		$195,041
25,200	Westfield Financial, Inc.		221,760
			1,595,098
	S & L / Thrifts – Southern U.S. — 0.93%
87,400	Community Bankers Trust Corp.		297,160
121,042	Guaranty Financial Group, Inc.		127,094
			424,254
	Semiconductor Components – Integrated Circuits — 1.52%
5,967	Analog Devices, Inc.	(a)	114,984
71,150	Atmel Corp.*	(a)	258,275
13,800	Linear Technology Corp.		317,124
			690,383
	Super-Regional Banks – U.S. — 0.53%
13,200	Comerica, Inc.		241,692

	Telecommunication Equipment Fiber Optics — 0.37%
12,800	Corning, Inc.		169,856
	Therapeutics — 0.27%
6,859	Cypress Bioscience, Inc.*	(a)	48,767
28,035	Dyax Corp.*		70,368
3,000	ISTA Pharmaceuticals, Inc.*		5,280
			124,415
	Transport – Services — 0.31%
4,899	Expeditors International of Washington, Inc.		138,593
	Web Portals / ISP — 1.42%
1,860	Google, Inc., Class A*	(a)	647,392

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

			March 31, 2009
Shares			Value
	Common Stock — (continued)
	United States — (continued)
	Wireless Equipment — 3.23%
37,753	QUALCOMM, Inc		$1,468,969
	Total United States (Cost $24,052,281)		$21,548,217
	Bermuda — 2.23%
	Property / Casualty Insurance — 0.49%
4,148	Arch Capital Group, Ltd.*		223,411
	Reinsurance — 0.56%
11,200	Axis Capital Holdings, Ltd.		252,448
	Semiconductor Components – Integrated Circuits — 1.18%
58,720	Marvell Technology Group, Ltd.*		537,875
	Total Bermuda (Cost $1,021,906)		$1,013,734
	Canada — 1.27%
	Computers — 0.32%
3,370	Research in Motion, Ltd.*	(a)	145,146
	Gold Mining — 0.95%
13,283	Barrick Gold Corp.		430,635
	Total Canada (Cost $623,971)		$575,781
	China — 3.26%
	Building & Construction Products – Miscellaneous — 0.24%
73,491	China National Building Material Co., Ltd., Class H		108,862
	Commercial Banks – Non U.S. — 1.01%
888,025	Industrial & Commercial Bank of China, Ltd., Class H		461,773
	Machinery – Farm — 0.23%
123,503	First Tractor Co., Ltd., Class H*		26,613
6,550	Suntech Power Holdings Co., Ltd. – Sponsored ADR*		76,569
			103,182

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

			March 31, 2009
Shares			Value
	Common Stock — (continued)
	China — (continued)
	Web Portals / ISP — 1.78%
28,620	Netease.com, Inc. – Sponsored ADR*	(a)	$768,447
1,040	Sohu.com, Inc.*	(a)	42,962
			811,409
	Total China (Cost $1,294,921)		$1,485,226
	France — 0.85%
	Entertainment Software — 0.85%
21,124	UBISOFT Entertainment SA*		385,919
	Total France (Cost $623,007)		$385,919
	Hong Kong — 3.10%
	Agricultural Operations — 0.20%
155,292	China Green Holdings, Ltd.		91,572
	Alternative Waste Technology — 0.36%
830,533	China Everbright International, Ltd.		166,107
	Automobile / Truck Parts & Equipment – Replacement — 0.10%
108,185	Xinyi Glass Holdings Co., Ltd.		48,020
	Building & Construction Products – Miscellaneous — 0.11%
2,863,606	CATIC International Holdings, Ltd.*		48,774
	Diversified Operations — 0.61%
238,663	Guangdong Investment, Ltd.		96,081
64,973	Shanghai Industrial Holdings, Ltd.		179,829
			275,910
	Finance – Other Services — 0.23%
11,107	Hong Kong Exchanges & Clearing, Ltd.		104,907
	Gas Distribution — 0.24%
26,303	Beijing Enterprises Holding Ltd.		109,624

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

			March 31, 2009
Shares			Value
	Common Stock — (continued)
	Hong Kong — (continued)
	Registered Investment Company — 1.25%
415,078	iShares Asia Trust – iShares FTSE/Xinhua A50 China Tracker		$567,719
	Total Hong Kong (Cost $1,721,638)		$1,412,633
	Japan — 1.96%
	E-Commerce / Services — 0.72%
683	Rakuten, Inc.		326,391
	Electronic Components – Miscellaneous — 0.28%
2,906	Nidec Corp.		129,456
	Entertainment Software — 0.96%
24,664	Capcom Co., Ltd.		435,996
	Total Japan (Cost $1,241,690)		$891,843
	Singapore — 0.14%
	Finance – Other Services — 0.14%
18,592	Singapore Exchange, Ltd.		62,373
	Total Singapore (Cost $95,192)		$62,373
	United Kingdom — 1.03%
	Electronic Components – Semiconductors — 1.03%
106,140	ARM Holdings, PLC – Sponsored ADR	(a)	469,139
	Total United Kingdom (Cost $715,193)		$469,139
	Total Common Stock (Cost $31,389,799)		$27,844,865
	Preferred Stock — 3.11%
	United States — 3.11%
	Diversified Banking Institute — 1.51%
34,300	Bank of America Corp.		342,657
22,600	Citigroup Inc. 8.125% Series Aa		345,328
			687,985

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Preferred Stock — (continued)
	United States — (continued)
	Diversified Financial Services — 0.46%
15,600	Citigroup Capital XV, 6.50%	$114,972
9,200	Citigroup Capital XX, 7.875%	92,276
		207,248
	Finance – Consumer Loans — 0.19%
9,500	SLM Corp., 6.00% Debt due 12/15/43	87,875
	Super-Regional Banks – U.S. — 0.95%
13,700	Fifth Third Capital Trust VI , 7.25% 11/15/67 Series	132,342
15,900	Keycorp Capital X	218,148
4,400	PNC Financial Services Group	80,256
		430,746
	Total United States (Cost $1,183,562)	$1,413,854
	Total Preferred Stock (Cost $1,183,562)	$1,413,854

Contracts
	Warrants — 0.00%
	United States — 0.00%
	Medical – Biomedical / Genetics — 0.00%
4,716	Ligand Pharmaceuticals Inc., 12/31/2011, $8.59 Warrant	$0
	Total United States (Cost $1,000)	$0
	Total Warrants (Cost $1,000)	$0
	Rights — 0.00%
	United States — 0.00%
	Therapeutics — 0.00%
200	Pharmacopeia, Inc. Rights (CVr)	0
	Total United States (Cost $0)	$0
	Total Rights (Cost $0)	$0

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (continued)

(Unaudited)

		March 31, 2009
Contracts		Value
	Purchased Options — 0.34%
	Call Options — 0.03%
	United States — 0.03%
	Retail-Food — 0.03%
235	Financial Select Sector SPDR., 04/18/09 $9.00	$13,865
	Total Call Options (Cost $20,394)	$13,865
	Put Options — 0.31%
	United States — 0.31%
	Diversified Banking Institute — 0.30%
1,651	Citigroup, Inc., 06/20/09 $2.50	137,033
	Registered Investment Company — 0.01%
28	Powershares., 06/20/09, $29.00	4,956
	Total United States (Cost $170,764)	$141,989
	Total Put Options (Cost $170,764)	$141,989
	Total Purchased Options (Cost $191,158)	$155,854
	Total Investments in Securities
	(Cost $32,765,519) — 64.64%	$29,414,573
	Other Assets, Less Liabilities — 35.36% **	16,093,426
	Net Assets — 100.00%	$45,507,999

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
*	Non-income producing security.
**	Includes $15,097,048 invested in a PNC Bank Money Market Account and $1,025,927 invested in a Morgan Stanley Money Market Account which are 33.18% and 2.25% of net assets, respectively.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments — (concluded)

(Unaudited)

	March 31, 2009		March 31, 2009
	Percentage of		Percentage of
	Net Assets (%)		Net Assets (%)
Investments in Securities — By Industry		Investments in Securities — By Industry (continued)
Agricultural Chemicals	0.34%	Industrial Audio & Video Products	0.31%
Agricultural Operations	0.20%	Instruments – Scientific	0.18%
Alternative Waste Technology	0.36%	Investment Companies	0.58%
Automobile / Truck Parts & Equipment – Replacement	0.10%	Machinery – Farming	0.23%
Building & Construction Products – Miscellaneous	0.35%	Medical – Drugs	0.00%
Commercial Banks – Non U.S.	1.01%	Medical – Biomedical / Genetics	0.29%
Commercial Banks – Central U.S.	0.25%	Medical Instruments	0.71%
Commercial Banks – Eastern U.S.	0.67%	Medical Labs & Testing Services	0.71%
Commercial Services	0.40%	Medical Products	0.96%
Computers	2.60%	Medical – Wholesale Drug Distribution	0.76%
Computers – Peripheral Equipment	0.15%	Metal – Copper	0.36%
Computers – Memory Devices	2.41%	Networking Products	0.58%
Diagnostic Equipment	0.03%	Pharmacy Services	1.08%
Diversified Banking Institute	1.81%	Precious Metals	1.20%
Diversified Financial Services	0.46%	Property / Casualty Insurance	0.49%
Diversified Operations	0.61%	Real Estate Operation / Development	1.36%
Drug Delivery Systems	0.01%	Registered Investment Company	1.40%
E-Commerce / Products	0.36%	Reinsurance	2.60%
E-Commerce / Services	2.31%	REITS – Mortgages	3.65%
Electric – Integrated	0.85%	Retail – Consumer Electronics	0.54%
Electronic Components – Miscellaneous	0.63%	Retail – Discount	0.92%
Electronic Components – Semiconductors	2.73%	Retail – Drug Store	1.31%
Energy – Alternate Sources	0.95%	Retail – Food	0.03%
Engineering / R & D Services	1.33%	S & L / Thrifts – Eastern U.S.	3.51%
Enterprise Software / Services	1.14%	S & L / Thrifts – Southern U.S.	0.93%
Entertainment Software	1.93%	Semiconductor Components – Integrated Circuits	2.70%
Fiduciary Banks	1.59%	Super-Regional Banks – U.S.	1.48%
Finance – Commercial	0.59%	Telecommunication Equipment Fiber Optics	0.37%
Finance – Consumer Loans	0.62%	Therapeutics	0.27%
Finance – Investment Banker / Broker	0.04%	Transport – Services	0.31%
Finance – Other Services	0.37%	Web Portals / ISP	3.20%
Gas Distribution	0.24%	Wireless Equipment	3.23%
Gold / Mining	0.95%	Total Investments in Securities	64.64%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased

(Unaudited)

		March 31, 2009
Shares		Value
	Securities Sold, Not Yet Purchased — 37.09%
	Common Stock — 37.09%
	United States — 25.51%
	Appliances — 0.27%
4,090	Whirlpool Corp.	$121,023
	Building – Residential / Commercial — 0.61%
15,200	Toll Brothers, Inc.*	276,032
	Commercial Banks – Central U.S. — 0.77%
3,100	First Busey Corp.	24,056
19,800	TCF Financial Corp.	232,848
2,200	UMB Financial Corp.	93,478
		350,382
	Commercial Banks – Eastern U.S. — 1.15%
4,020	M&T Bank Corp.	181,865
2,900	NBT Bancorp, Inc.	62,756
12,700	Susquehanna Bancshares, Inc. PA	118,491
13,100	Valley National Bancorp	162,047
		525,159
	Commercial Banks – Southern U.S. — 0.62%
5,400	BB&T Corp.	91,368
11,100	United Bankshares, Inc.	191,364
		282,732
	Commercial Banks – Western U.S. — 0.68%
11,000	Cathay General Bancorp	114,730
4,300	Westamerica Bancorp.	195,908
		310,638
	Commercial Services — 0.76%
9,400	Alliance Data Systems Corp.*	347,330
	Computer Services — 0.53%
5,001	Affiliated Computer Services, Inc., Class A	239,498

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	United States — (continued)
	Computers – Integrated Systems — 0.13%
4,380	Riverbed Technology, Inc.	$57,290
	Computers – Memory Devices — 0.24%
14,550	STEC, Inc.	107,234
	Cosmetics & Toiletries — 0.68%
5,279	Colgate-Palmolive Co.	311,355
	Cruise Lines — 0.18%
890	Carnival Corp.	19,224
8,030	Royal Caribbean Cruises, Ltd.	64,320
		83,544
	Diagnostic Equipment — 0.52%
5,147	Gen-Probe, Inc.*	234,600
	Dialysis Centers — 0.69%
7,140	DaVita, Inc.	313,803
	Diversified Banking Institute — 0.69%
45,800	Bank of America Corp.	312,356
	Diversified Manufacturing Operations — 0.28%
3,450	Eaton Corp.	127,167
	Diversified Operations / Commercial Services — 0.38%
4,500	Chemed Corp.	175,050
	Electronic Components – Semiconductors — 0.68%
1,490	Fairchild Semiconductor International, Inc.	5,558
5,500	Microchip Technology, Inc.	116,545
8,880	Microsemi Corp.	103,008
6,210	Semtech Corp.	82,903
		308,014

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	United States — (continued)
	Finance – Investment Banker / Broker — 0.40%
11,700	SWS Group Inc.	$181,701
	Hospital Beds / Equipment — 0.39%
8,300	Kinetic Concepts, Inc.	175,296
	Hotels & Motels — 0.26%
4,520	Choice Hotels International, Inc.	116,706
	Identification Systems / Devices — 0.22%
5,560	Brady Corp., Class A	98,023
	Investment Management / Advisory Services — 1.51%
14,200	T Rowe Price Group, Inc.	409,812
15,400	Waddell & Reed Financial, Inc., Class A	278,278
		688,090
	Life / Health Insurance — 0.35%
6,800	Lincoln National Corp.	45,492
2,200	Prudential Financial, Inc.	41,844
2,800	Torchmark Corp.	73,444
		160,780
	Medical – Biomedical / Genetics — 1.54%
10,000	Illumina, Inc.	372,400
20,000	InterMune, Inc.	328,800
		701,200
	Medical – Generic Drugs — 0.36%
6,659	Perrigo Co.	165,343
	Medical Instruments — 0.49%
7,090	NuVasive, Inc.	222,484
	Multi-Line Insurance — 0.18%
10,300	Hartford Financial Services Group	80,855

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	United States — (continued)
	Multi-Media — 0.11%
3,040	Meredith Corp.	$50,586
	Networking Products — 0.84%
12,380	Cisco Systems, Inc.	207,613
11,510	Juniper Networks, Inc.	173,340
		380,953
	Office Automation & Equipment — 0.63%
12,256	Pitney Bowes, Inc.	286,178
	Oil – Field Services — 0.19%
5,740	Halliburton Co.	88,798
	Paper & Related Products — 0.02%
1,330	International Paper Co.	9,363
	Recreational Centers – 0.15%
5,600	Life Time Fitness, Inc.	70,336
	Registered Investment Company — 0.71%
7,700	iShares Dow Jones U.S. Real Estate Index Fund	196,042
3,430	iShares South Africa Index Fund	127,596
		323,638
	REITS – Apartments — 0.57%
4,550	Essex Property Trust, Inc.	260,897
	REITS – Health Care — 0.48%
12,300	HCP, Inc.	219,555
	REITS – Office Property — 0.52%
2,190	Boston Properties, Inc.	76,716
7,480	Highwoods Properties, Inc.	160,221
		236,937

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	United States — (continued)
	REITS – Shopping Centers — 0.75%
3,080	Federal Realty Investment Trust	$141,680
6,510	Tanger Factory Outlet Centers	200,899
		342,579
	REITS – Storage — 0.70%
5,740	Public Storage	317,135
	Rental Auto / Equipment — 0.11%
2,500	Rent-A-Center, Inc.	48,425
	Retail – Major Department Store — 0.44%
10,040	J.C. Penney Co., Inc.	201,503
	S & L / Thrifts – Eastern U.S. — 1.33%
17,800	First Niagara Financial Group	194,020
36,800	New York Community Bancorp, Inc.	411,056
		605,076
	S & L / Thrifts – Southern U.S. — 0.18%
78,000	Guaranty Financial Group, Inc.	81,900
	Semiconductor Components – Integrated Circuits — 0.28%
10,170	Sigma Designs, Inc.	126,515
	Semiconductor Equipment — 0.12%
2,470	Lam Research Corp.	56,242
	Super-Regional Banks – U.S. — 1.38%
5,900	PNC Financial Services Group, Inc.	172,811
16,000	U.S. Bancorp	233,760
15,400	Wells Fargo & Co.	219,296
		625,867
	Telecommunication Equipment — 0.08%
2,900	Plantronics, Inc.	35,003

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	United States — (continued)
	Transport – Services — 0.24%
2,480	FedEx Corp.	$110,335
	Web Hosting / Design — 0.12%
990	Equinix, Inc.	55,589
	Total United States (Proceeds $12,632,673)	$11,607,095
	Cayman Islands — 0.27%
	Electronic Components – Miscellaneous — 0.27%
5,770	Garmin, Ltd.	122,382
	Total Cayman Islands (Proceeds $98,824)	$122,382
	China — 1.31%
	Coal — 0.39%
78,551	China Shenhua Energy Co., Ltd., Class H	176,968
	Commercial Banks – Non U.S. — 0.29%
235,040	China Construction Bank Corp., Class H	133,442
	Internet Application Software — 0.16%
9,805	Tencent Holdings, Ltd.	72,620
	Internet Content – Information / Network — 0.46%
1,190	Baidu.com, Inc. – Sponsored ADR	210,154
	Semiconductor Components – Integrated Circuits — 0.01%
2,500	Semiconductor Manufacturing, Inc. – Sponsored ADR	4,800
	Total China (Proceeds $580,838)	$597,984
	Finland — 0.26%
	Wireless Equipment — 0.26%
10,350	Nokia Corp. – Sponsored ADR	120,785
	Total Finland (Proceeds $122,415)	$120,785

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	Germany — 0.88%
	Auto – Cars / Light Trucks — 0.18%
2,760	Bayerische Motoren Werke AG	$79,849
	Energy – Alternate Sources — 0.25%
5,643	Solarworld AG	115,530
	Enterprise Software / Services — 0.45%
5,800	SAP AG – Sponsored ADR	204,682
	Total Germany (Proceeds $429,444)	$400,061
	Hong Kong — 1.06%
	Cellular Telecommunications — 0.32%
16,812	China Mobile, Ltd.	146,427
	Diversified Operations — 0.24%
16,371	Swire Pacific, Ltd., Class A	109,210
	Real Estate Operations / Development — 0.50%
64,416	Hang Lung Properties, Ltd.	151,274
33,524	Hongkong Land Holdings, Ltd.	76,435
		227,709
	Total Hong Kong (Proceeds $452,267)	$483,346
	Japan — 6.31%
	Audio / Video Products — 0.79%
11,902	Panasonic Corp.	128,817
11,270	Sony Corp. – Sponsored ADR	232,500
		361,317
	Auto – Cars / Light Trucks — 0.16%
57,963	Mitsubishi Motors Corp.	73,356
	Capacitors — 0.04%
2,310	Taiyo Yuden Co., Ltd.	17,400

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	Japan — (continued)
	Electric Products – Miscellaneous — 0.26%
16,670	Casio Computer Co., Ltd.	$116,962
	Electronic Components – Miscellaneous — 0.79%
14,465	Alps Electric Co., Ltd.	49,354
33,925	NEC Corp.	90,678
85,568	Toshiba Corp.	220,049
		360,081
	Electronic Components – Semiconductors — 0.17%
11,048	Elpida Memory, Inc.	76,062
	Electronic Connectors — 0.37%
1,765	Hirose Electric Co., Ltd.	169,048
	Electronic Measuring Instruments — 0.29%
8,963	Advantest Corp.	132,580
	Entertainment Software — 0.30%
9,201	Konami Corp.	137,684
	Leisure & Recreational Products — 0.22%
10,497	Yamaha Corp.	101,707
	Machinery – General Industry — 0.33%
74,907	Kawasaki Heavy Industries, Ltd.	148,646
	Office Automation & Equipment — 0.51%
9,451	Ricoh Co., Ltd.	111,284
8,982	Seiko Epson Corp.	121,130
		232,414
	Paper & Related Products — 0.39%
6,029	Nippon Paper Group, Inc.	145,888
7,431	OJI Paper Co., Ltd.	30,094
		175,982

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	Japan — (continued)
	Photo Equipment & Supplies — 0.26%
7,334	Olympus Corp.	$117,320
	Printing – Commercial — 0.17%
8,719	Dai Nippon Printing Co., Ltd.	79,360
	Textile – Products — 0.43%
48,307	Toray Industries, Inc.	193,189
	Toys — 0.20%
9,019	Namco Bandai Holdings, Inc.	89,761
	Water Treatment Systems — 0.28%
6,583	Kurita Water Industries, Ltd.	126,168
	Web Portals / ISP — 0.35%
614	Yahoo! Japan Corp.	160,820
	Total Japan (Proceeds $3,294,625)	$2,869,857
	Netherlands — 0.29%
	Semiconductor Equipment — 0.29%
7,440	ASML Holding N.V.	130,274
	Total Netherlands (Proceeds $131,791)	$130,274
	Switzerland — 0.26%
	Computers – Peripheral Equipment — 0.26%
11,340	Logitech International SA	116,575
	Total Switzerland (Proceeds $196,103)	$116,575
	Taiwan — 0.58%
	Semiconductor Components – Integrated Circuits — 0.58%
13,800	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR	123,510
55,680	United Microelectronics Corp.	140,870
		264,380
	Total Taiwan (Proceeds $228,969)	$264,380

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (continued)

(Unaudited)

		March 31, 2009
Shares		Value
	Common Stock — (continued)
	United Kingdom — 0.36%
	Semiconductor Components – Integrated Circuits — 0.22%
29,083	CSR, PLC	102,130
	Telecommunication Services — 0.14%
31,634	Cable & Wireless, PLC	63,253
	Total United Kingdom (Proceeds $240,583)	$165,383
	Total Securities Sold, Not Yet Purchased
	(Proceeds $18,408,532)	$16,878,122

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased — (concluded)

(Unaudited)

	March 31, 2009		March 31, 2009
	Percentage of		Percentage of
	Net Assets (%)		Net Assets (%)
Securities Sold, Not Yet Purchased — By Industry		Securities Sold, Not Yet Purchased — By Industry (continued)
Appliances	0.27%	Leisure & Recreational Products	0.22%
Audio / Video Products	0.79%	Life / Health Insurance	0.35%
Auto – Cars / Light Trucks	0.34%	Machinery – General Industrial	0.33%
Building – Residential / Commercial	0.61%	Medical – Biomedical / Genetics	1.54%
Capacitors	0.04%	Medical – Generic Drugs	0.36%
Cellular Telecom	0.32%	Medical Instruments	0.49%
Coal	0.39%	Multi-Line Insurance	0.18%
Commercial Banks – Non U.S.	0.29%	Multi-Media	0.11%
Commercial Banks – Central U.S.	0.77%	Networking Products	0.84%
Commercial Banks – Eastern U.S.	1.15%	Office Automation & Equipment	1.14%
Commercial Banks – Southern U.S.	0.62%	Oil Field Services	0.19%
Commercial Banks – Western U.S.	0.68%	Paper & Related Products	0.41%
Commercial Services	0.76%	Photo Equipment & Supplies	0.26%
Computer Services	0.53%	Printing – Commercial	0.17%
Computers – Integrated Systems	0.13%	Real Estate Operation / Development	0.50%
Computers – Peripheral Equipment	0.26%	Recreational Centers	0.15%
Computers – Memory Devices	0.24%	Registered Investment Company	0.71%
Cosmetics & Toiletries	0.68%	REITS – Apartments	0.57%
Cruise Lines	0.18%	REITS – Health Care	0.48%
Diagnostic Equipment	0.52%	REITS – Office Property	0.52%
Dialysis Centers	0.69%	REITS – Shopping Centers	0.75%
Diversified Banking Institute	0.69%	REITS – Storage	0.70%
Diversified Manufacturing Operations	0.28%	Rental Auto Equipment	0.11%
Diversified Operations	0.24%	Retail – Major Department Store	0.44%
Diversified Operations / Commercial Service	0.38%	S & L / Thrifts – Eastern U.S.	1.33%
Electric Products – Miscellaneous	0.53%	S & L / Thrifts – Southern U.S.	0.18%
Electronic Components – Miscellaneous	0.79%	Semiconductor Components – Integrated Circuits	1.09%
Electronic Components – Semiconductors	0.85%	Semiconductor Equipment	0.41%
Electronic Connectors	0.37%	Super-Regional Banks – U.S.	1.38%
Electronic Measure Instruments	0.29%	Telecommunication Services	0.14%
Energy – Alternate Sources	0.25%	Telecommunication Equipment	0.08%
Enterprise Software / Services	0.45%	Textiles-Products	0.43%
Entertainment Software	0.30%	Toys	0.20%
Finance – Investment Banker / Broker	0.40%	Transport – Services	0.24%
Hospitals Beds / Equipment	0.39%	Water Treatment Systems	0.28%
Hotels & Motels	0.26%	Web Hosting / Design	0.12%
Identification Systems / Development	0.22%	Web Portals / ISP	0.35%
Internet Application Software	0.16%	Wireless Equipment	0.26%
Internet Content – Information / Network	0.46%	Total Securities Sold, Not Yet Purchased	37.09%
Investment Management / Advisory Services	1.51%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I

Schedule of Written Options

(Unaudited)

		March 31, 2009
Contracts		Value
	Written Options — 0.12%
	Call Options — 0.12%
	Diversified Banking Institute — 0.10%
1,651	Citigroup Inc., 6/20/09 $4.00 Call	$44,577
	Diversified Manufacturing Operations — 0.02%
66	General Electric Co., 4/18/09 $9.00 Call	9,702
	Total Call Options (Premium $51,715)	$54,279
	Total Written Options (Premium $51,715)	$54,279

	March 31, 2009		March 31, 2009
	Percentage of		Percentage of
	Net Assets (%)		Net Assets (%)
Written Options — By Industry		Written Options — By Industry (continued)
Diversified Banking Institute	0.10%	Diversified Manufacturing Operations	0.02%
		Total Written Options	0.12%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I
Schedule of Swap Contracts
(Unaudited)

			March 31, 2009
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts — (0.06%)
	Total Return Swap Contracts — Long (0.16%)
	Electronic Components – Semiconductors — (0.04%)
$434,755	4/26/2011	Samsung Electronics Co., Ltd.	$(17,968)

Agreement with Morgan Stanley, dated 01/12/2008 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.49%.

	Energy – Alternate Sources — (0.01%)
188,506	10/25/2010	Iberdrola Renovables	(5,123)

Agreement with Morgan Stanley, dated 02/03/2009 to receive the total return of the shares of Iberdrola Renovables in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

	Investment Companies — (0.01%)
40,475	12/22/2010	Babcock & Brown Capital, Ltd.	(2,781)

Agreement with Morgan Stanley, dated 12/17/2008 to receive the total return of the shares of Babcock & Brown Capital, Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Metal Processors & Fabrication — (0.00%)
31,837	10/25/2010	Advanced Metallurgical Group NV	(2,497)

Agreement with Morgan Stanley, dated 10/20/2008 to receive the total return of the shares of Advanced Metallurgical Group NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I
Schedule of Swap Contracts — (continued)
(Unaudited)

			March 31, 2009
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts — (continued)
	Total Return Swap Contracts — Long (continued)
	Power Conversion / Supply Equipment — (0.02%)
$171,840	10/25/2010	Gamesa Corporacion Tecnologica, SA	$(8,993)

Agreement with Morgan Stanley, dated 02/03/2009 to receive the total return of the shares of Gamesa Corporacion Tecnologica, SA in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

	Toys — (0.08%)
719,758	12/21/2010	Nintendo Co., Ltd.	(35,413)

Agreement with Morgan Stanley, dated 12/16/2008 to receive the total return of the shares of Nintendo Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Total Long Swap Contracts		$(72,775)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I
Schedule of Swap Contracts — (continued)
(Unaudited)

			March 31, 2009
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts — (continued)
	Total Return Swap Contracts — Short (0.10%)
	Commercial Banks – Non U.S. — 0.02%
$61,336	1/19/2011	Powszechna Kasa Oszczednosci Bank Polski SA	$9,383

Agreement with Morgan Stanley, dated 01/13/2009 to deliver the total return of the shares of Powszechna Kasa Oszczednosci Bank Poliski SA in exchange for an amount to be received monthly equal to the one month LIBOR rate less 6.74%.

	Electric – Integrated — 0.03%
132,036	4/26/2011	Korea Electric Power Corp.	14,266

Agreement with Morgan Stanley, dated 02/21/2007 to deliver the total return of the shares of Korea Electric Power Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.30%.

	Electronic Products – Miscellaneous — 0.01%
97,055	4/26/2011	LG Electronics, Inc.	6,266

Agreement with Morgan Stanley, dated 02/01/2008 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.30%.

	Electronic Components – Semiconductors — (0.00%)
124,056	4/26/2011	Hynix Semiconductor, Inc.	(1,922)

Agreement with Morgan Stanley, dated 10/26/2006 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.55%.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I
Schedule of Swap Contracts — (continued)
(Unaudited)

			March 31, 2009
Net			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts — (continued)
	Total Return Swap Contracts — Short (continued)
	Electronic Components – Miscellaneous — 0.01%
$159,378	4/26/2011	Samsung Electro-Mechanics Co., Ltd.	$3,656

Agreement with Morgan Stanley, dated 02/12/2008 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.06%.

	Energy – Alternate Sources — 0.01%
123,718	10/25/2010	Renewable Energy Corp. AS	4,754

Agreement with Morgan Stanley, dated 10/20/2008 to deliver the total return of the shares of Renewable Energy Corp. AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 7.00%.

	Metal Processors & Fabrication — 0.02%
140,826	10/25/2010	AB SKF	8,992
		Agreement with Morgan Stanley, dated 03/05/2009 to deliver the total return of the shares of AB SKF in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.11%.
	Power Conversion / Supply Equipment — (0.00%)
90,380	10/25/2010	Vesta Wind Systems AS	(349)

Agreement with Morgan Stanley, dated 10/20/2008 to deliver the total return of the shares of Vesta Wind Systems AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.75%.

	Total Short Swap Contracts		$45,046

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I
Schedule of Swap Contracts — (concluded)
(Unaudited)

March 31, 2009
Percentage of
Net Assets (%)
Swap Contracts — By Industry
Commercial Banks – Non U.S.	0.02%
Electric – Integrated	0.03%
Electronic Products – Miscellaneous	0.01%
Electronic Components – Miscellaneous	0.00%
Electronic Components – Semiconductors	(0.03%)
Energy – Alternate Sources	0.00
	March 31, 2009
	Percentage of
	Net Assets (%)
Swap Contracts — By Industry (continued)
Investment Companies	(0.01%	)
Metal Processors & Fabrication	0.02%
Power Conversion / Supply Equipment	(0.02%	)
Toys	(0.08%	)
Total Swap Contracts	(0.06%	)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Multi-Sector Fund I
Supplemental Information
(Unaudited)

I.	Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission (The “SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

II.	Repurchase of Units

At the end of each quarter, the Fund will repurchase at least 5% of the number of shares outstanding on the date repurchase requests are due. The Board may establish a larger percentage for any quarterly repurchase offer. However, the percentage will not be less than 5% or more than 25% of the shares outstanding on the date repurchase requests are due. The Fund has adopted the following fundamental policies with respect to its share repurchases which may only be changed by a majority vote of the outstanding voting securities of the Fund:

  Every three months, the Fund will make periodic share repurchase offers each calendar quarter (in March, June, September, December), pursuant to Rule 23c-3 under the Act, as it may be amended from time to time.

  The repurchase request due dates will be the Wednesday immediately preceding the third Friday of the last month of each calendar quarter (or the prior business day if that day is a New York Stock Exchange holiday).

  There will be a maximum 14-day period between the due date for each repurchase request and the date on which the Fund’s net asset value for that repurchase is determined.

III.	Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; and (iii) the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

IV.	Dividends

During the fiscal year ending September 30, 2008, the tax character of dividends paid by the Fund was $11,724,440 ordinary income and $4,331,945 long-term gains. Distributions from net investment income and short term capital gains are treated as ordinary income dividends for federal tax purposes.

Advantage Advisers Multi-Sector Fund I
Supplemental Information — (continued)
(Unaudited)

For the fiscal year ended September 30, 2008, certain dividends paid by the Fund may qualify for the corporate dividends received deduction. Of the ordinary income distributions paid during the fiscal year, 3.96% qualify for the corporate dividends received deduction.

For the fiscal year ended September 30, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Of the ordinary income distributions paid during the fiscal year, 3.74% qualify for the 15% tax rate.

V.	Approval of Investment Advisory Agreements

At a meeting held in person on March 26, 2009, the Board of Trustees of the Fund (the “Board”) completed its annual consideration of, and approved the renewal of, the Fund’s investment advisory agreement with the Investment Adviser and each investment sub-advisory agreement among the Fund, the Investment Adviser, and each Sub-Investment Adviser, except for the sub-advisory agreement with Eden Capital Management Partners, L.P. which had been approved for an initial term of two years by the Board and the Fund’s shareholders in 2008.

In approving the renewal of the investment advisory and investment sub-advisory agreements, the Board, including each of the Trustees who are not interested persons (as defined by the Act) of the Fund (“Independent Trustees”), reviewed various written materials provided by the Investment Adviser at the request of the Board and assessed (i) the nature, extent and quality of the services provided to the Fund; (ii) the investment performance of the Fund relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Fund (including fee information for other funds) and the profitability of the Investment Adviser; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of investors.

The Nature, Extent and Quality of the Services Provided to the Fund

In considering the nature, extent and quality of services that the Investment Adviser provides to the Fund, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Fund. The Board also reviewed with management the investment management, compliance, regulatory risk management, administration, accounting infrastructure and investor services provided by the Investment Adviser and Oppenheimer and reviewed the costs associated with providing these services. The Independent Trustees had, over the previous twelve months, also considered various matters, including, among other matters, Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Fund’s assets; the appropriateness of the Investment Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Investment Adviser’s oversight of third-party service providers; and the profitability of the Investment Adviser attributable to providing services to the Fund.

Advantage Advisers Multi-Sector Fund I
Supplemental Information — (continued)
(Unaudited)

Based on its review, the Board noted its overall satisfaction with the nature, extent and quality of services provided by the Investment Adviser and each Sub-Investment Adviser, and concluded that the Fund benefits from the investment management services provided by the Investment Adviser and each Sub-Investment Adviser, including research services, as well as the administrative services and compliance infrastructure provided by the Investment Adviser and OAM.

Investment Performance of the Fund

The Board also reviewed materials relating to the Fund’s annual and quarterly investment performance and considered the Fund’s historical investment performance, including a comparison of such performance to the performance of other funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Fund was competitive with its peers. The Board also considered the indirect benefits received by the Investment Adviser and its affiliates attributable to their relationships with the Fund.

Advisory Fees and Profitability of the Investment Adviser

The Board also considered the advisory fees and current and historical expense ratios of the Fund for the services provided under the investment advisory agreement and investment sub-advisory agreements by the Investment Adviser and Sub-Investment Advisers, respectively. The Independent Trustees concluded that the fees paid to the Investment Adviser were reasonable and appropriate and were within industry norms, based on comparisons to other funds. In particular, a fee comparison showed that the fees charged – a 1.25% management fee and 20% incentive allocation – were comparable to similar products. The Board also considered revenues received by the Investment Adviser and the Sub-Investment Advisers from the Fund, including management fees and incentive allocations, as well as data regarding the Investment Adviser’s financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Fund and payments made to registered representatives of Oppenheimer for services they provided to investors. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer’s resources for providing investor services. The Board reviewed the methodology used to estimate these costs, as set forth in the profitability materials provided by management.

Based on its review, the Board concluded that the Fund’s fees under the investment advisory agreement and each investment sub-advisory agreement bear a reasonable relationship to the services provided by the Investment Adviser and the Sub-Investment Advisers.

Advantage Advisers Multi-Sector Fund I
Supplemental Information — (concluded)
(Unaudited)

Other Benefits to the Investment Adviser and Sub-Investment Advisers

In connection with the Board’s assessment of the profitability of the Investment Adviser and the Sub-Investment Advisers attributable to providing services to the Fund, the Board also considered that a portion of the brokerage commissions paid by the Fund are used to obtain research-related services that may benefit the Investment Adviser, the Sub-Investment Advisers and their affiliates. In light of the costs of providing investment management and other services to the Fund, and the Investment Adviser’s ongoing commitment to the Fund, such ancillary benefits that the Investment Adviser, Sub-Investment Advisers and their affiliates received were not considered unreasonable by the Board.

Benefits from Economies of Scale

With respect to whether the Fund benefits from economies of scale in costs associated with services provided to the Fund, the Board concluded that, since economies of scale are predicated on increasing levels of assets, economies of scale are not being realized at the present time.

* * * * * *

Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent Trustees:

1. the nature, extent and quality of the services provided by the Investment Adviser and each Sub-Investment Adviser were adequate and appropriate;

2. the fees to be paid to the Investment Adviser and each Sub-Investment Adviser are reasonable and appropriate in light of both comparative advisory fee information and the benefits to be derived by the Investment Adviser, the Sub-Investment Advisers and their affiliates from their relationships with the Fund;

3. the Investment Adviser’s fees are reasonable in light of the advisory fees charged by the Investment Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services, and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Fund had exceeded in the past, and may exceed in the future, the fees payable by the Fund;

4. in light of a declining level of Fund assets over the past several years, economies of scale are not being realized at current asset levels; and

5. the approval of the renewal of the Fund’s investment advisory agreement and each investment sub-advisory agreement considered for approval at this time for an additional annual period is in the best interests of the Fund and its investors.

Advantage Advisers Multi-Sector Fund I
Fund Management
(Unaudited)

Information pertaining to the Trustees is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

Independent Trustees

			Number of
			Portfolios in
	Term of Office		Fund Complex
Name, Age, Address and	and Length of	Principal Occupation(s) During Past 5 Years	Overseen by
Position(s) with the Fund	Time Served	Other Trusteeships/Directorships Held by Trustee	Trustees
Luis Rubio, 53 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Trustee	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same 1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates; Director of Empresas Ica SA de CV, a Mexican construction company (since 2006).	4

Janet L. Schinderman, 57 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Trustee	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects; Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers Xanthus Fund L.L.C., which are affiliates; Independent director for a registered investment company of the Central Park Group.	4

Lawrence Becker, 53 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Trustee	Indefinite; Since October 2003

Private investor in real estate investment management concerns. From February 2000 through June 2003, he was V.P.—Controller/ Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a Managing Director—Controller/Treasurer of Oppenheimer Capital and its Quest for Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund, Inc. and The India Fund Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

			4

Advantage Advisers Multi-Sector Fund I
Fund Management — (continued)
(Unaudited)

Independent Trustees (continued)

			Number of
			Portfolios in
	Term of Office		Fund Complex
Name, Age, Address and	and Length of	Principal Occupation(s) During Past 5 Years	Overseen by
Position(s) with the Fund	Time Served	Other Trusteeships/Directorships Held by Trustee	Trustees
James E. Buck, 72 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10116 Manager	Indefinite; Since July 2006	Retired in 2002 as Senior Vice President and Corporate Secretary of the New York Stock Exchange, Inc. (the “Exchange”) and the subsidiaries of the Exchange, including the NYSE Foundation. Mr. Buck is a Director of Advantage Advisers Augusta Fund, L.L.C., Manager of Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.	4

Jesse H. Ausubel, 57 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10116 Manager	Indefinite; Since July 2006	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present). Mr. Ausubel is a Director of Advantage Advisers Augusta Fund, L.L.C., Manager of Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.	4

Interested Trustee

Number of
Portfolios in
	Term of Office/		Fund Complex
Name, Age, Address and	Length Time	Principal Occupation(s) During Past 5 Years	Overseen by
Position(s) with the Fund	Served	Other Directorships Held by Trustee	Trustees
Bryan McKigney, *50, c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Trustee, President, CEO	Indefinite; Trustee since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I, Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.	4

Advantage Advisers Multi-Sector Fund I
Fund Management — (continued)
(Unaudited)

Fund Officers

     In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Fund:

Term of Office
Name(1), Address, Age and	And Length of	Principal Occupation(s)
Position(s) with the Fund(2)	Time Served	During Past 5 Years
Vineet Bhalla, 48, Chief Financial Officer	One year; Since July 27, 2005

Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset Management Inc. since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Stephen C. Beach, 55, Chief Compliance Officer	One year; Since March 18, 2005

Since February 2005, Mr. Beach has been the Chief Compliance Officer for Oppenheimer Asset Management Inc. Prior to that, he had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law during the period 1999 – 2001.

Deborah Kaback, 57, Chief Legal Officer and Vice President	One year; Since July 23, 2003

Ms. Kaback has been a Senior Vice President at Oppenheimer Asset Management Inc. since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Advantage Advisers Multi-Sector Fund I
Fund Management — (concluded)
(Unaudited)

Term of Office
Name(1), Address, Age and	And Length of	Principal Occupation(s)
Position(s) with the Fund(2)	Time Served	During Past 5 Years
Bryan McKigney, 50, c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 President, CEO, and Trustee	One year term for President and CEO; since September 23, 2004. Indefinite term for Trustee; since December 1, 2004;	Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers Multi-Sector Fund I, Advantage Advisers Whistler Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

*	“Interested Person” of the Fund as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.

(1)	Officers are not compensated by the Fund.

(2)	The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

Semi-Annual Financial Statements For the Six Months Ended March 31, 2009 (Unaudited)

These financial statements are intended only for the information of shareholders or those who have received the prospectus for shares of Advantage Advisers Multi-Sector Fund I which contains information about the sales charges, fees and other costs.

Principal Distributor: Oppenheimer & Co. Inc. 200 Park Avenue 24th Floor New York, NY 10166

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

     Adam Newar is the Eden Capital Management Partners, L.P. (“Eden”) Portfolio Manager who is primarily responsible for the management of the Healthcare/Biotechnology Separate Investment Account and has served in that capacity since October 8, 2008. Mr. Newar was approved by the Board of Trustees of the Fund on October 7, 2008 and on December 23, 2008 by a majority of the outstanding voting securities of the Fund as a replacement for Kilkenny Capital Management (“Kilkenny”). Kilkenny resigned its position as Sub-Adviser to the healthcare biotechnology sector effective October 7, 2008 based on its decision to discontinue its investment funds business generally. Mr. Newar is the Chief Investment Officer and the controlling person of Eden Capital Management Partners, LP, (and predecessor company) which he formed in April 1996.

     Mr. Newar has over 20 years of investment experience in areas including private equity, corporate finance, mergers and acquisitions as well as equity and debt portfolio management. Mr. Newar has served as a Director of Briar Capital, a private specialty finance company, since 2003. Prior to joining Eden and Briar Capital, Mr. Newar served as an Independent Director of Fiesta Mart, Inc. from 1992 until 1996. From 1994 until 1996, He was Chief Financial Officer of HNG Storage Co., developer and operator of natural gas storage facilities. He was also Chief Operating Officer of Security Bank, N.A. from 1991 until 1994. Mr. Newar also worked for Orien Ventures, a private equity firm, as a Vice President from 1987 until 1990. Mr. Newar began his career at Dillon, Read & Co. from 1983 until 1985 starting as a corporate finance analyst and later moving to the investment bank’s venture capital group. Mr. Newar holds an MBA from Harvard Business School and served as Chairman of the 1994 Harvard Business School International Alumni Conference. He also holds a B.A. from Stanford University in economics and political science.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

As of March 31, 2009, Mr. Newar managed or was a member of the management team for the following client accounts other than the Fund:

				Total Assets in
			No. of Accounts	Accounts where
	Total		where Advisory	Advisory Fee is
	No. of Accounts		Fee is Based on	Based on
Type of Accounts	Managed	Total Assets	Performance	Performance
Registered Investment
Companies:	1	$47,000,000	1	$47,000,000
Other Pooled
Investment Vehicles:	3	$50,000,000	3	$50,000,000

Other Accounts:	0	0	0	0

Potential Conflicts of Interests

Actual or apparent conflicts of interest may arise when a Portfolio Manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

¡

Allocation of Limited Time and Attention. Because each Portfolio Manager manages other accounts, each Portfolio Manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if the Portfolio Manager were to devote substantially more attention to the management of fewer accounts.

¡

Allocation of Limited Investment Opportunities. If a Portfolio Manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts.

¡

Pursuit of Differing Strategies. At times, a Portfolio Manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the Portfolio Manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

¡

Performance Fees. Each Portfolio Manager manages other accounts that are subject to a performance allocation or performance fee which in some cases may be greater than the fee payable by the Fund. This could create a conflict because a Portfolio Manager of Sub-Adviser may benefit if a more attractive investment is allocated to an account that bears a greater performance allocation or fee.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Mr. Newar’s compensation consists of a salary, periodic advances and the income from the profits of Eden Capital Management Partners L.P. derived by him as its sole principal. The level of Eden’s profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)	Disclosure of Securities Ownership

As of March 31, 2009, Mr. Newar did not beneficially own any securities issued by the Fund.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Advantage Advisers Multi-Sector Fund I

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	June 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	June 2, 2009

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	June 2, 2009

* Print the name and title of each signing officer under his or her signature.